MFS(R) VARIABLE INSURANCE TRUST

                         MFS(R) Strategic Income Series

                           MFS(R) Total Return Series

                      Supplement to the Current Prospectus

Effective October 1, 2005, the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of each series is set forth below.

Strategic Income Series

Portfolio Manager                    Primary Role           Since    Title and Five Year History
James J. Calmas                          Lead             October    Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager         2005     investment management area of MFS since 1988.

Robert D. Persons                 Investment Grade       October     Vice President of MFS; employed in the
                                   Corporate                2005     investment management area of MFS since 2000.
                                   Debt Securities
                                  Portfolio Manager

Scott B. Richards                High Yield Corporate     October    Vice President of MFS;  employed in the investment
                                   Debt Securities          2005     management  area of MFS  since  2004;  head of the
                                  Portfolio Manager                  High Yield Group at Columbia  Management from 1999
                                                                     to 2003.

Matthew W. Ryan                  Emerging Market           October   Senior Vice President of MFS; employed in the
                                   Debt Securities          2005     investment management area of MFS since 1997.
                                  Portfolio Manager

Erik S. Weisman                     International         October    Vice President of MFS;  employed in the investment
                                Government Securities       2005     management  area of MFS since 2002;  Assistant  to
                                  Portfolio Manager                  the U.S. Executive Director for the International
                                                                     Monetary Fund from 2000 to 2002.

Total Return Series


Portfolio Manager                    Primary Role           Since    Title and Five Year History
William P. Douglas                 Mortgage Backed          2004     Vice President of MFS;  employed in the investment
                                   Debt Securities                   management  area of MFS since 2004. Vice President
                                  Portfolio Manager                  and  Senior   Mortgage   Analyst   at   Wellington
                                                                     Management Company, LLP from 1994 to 2004.

Kenneth J. Enright             Multi-Cap Value Equities     1999     Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager                  investment management area of MFS since 1986.


Steven R. Gorham               Large-Cap Value Equities     2002     Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager                  investment management area of MFS since 1992.

Richard O. Hawkins             Debt Securities              October  Senior Vice President of MFS; employed in the
                                  Portfolio Manager          2005    investment management area of MFS since 1988.

Alan T. Langsner               Multi-Cap Value Equities     2004     Vice President of MFS;  employed in the investment
                                  Portfolio Manager                  management area of MFS since 1999.

Michael W. Roberge                 Debt Securities          2002     Executive Vice  President of MFS;  employed in the
                                  Portfolio Manager                  investment management area of MFS since 1996.

Brooks Taylor                    Lead/Large-Cap Value       2004     Senior  Vice  President  of MFS;  employed  in the
                              Equities Portfolio Manager             investment management area of MFS since 1996.


                The date of this Supplement is September 1, 2005.